Goodwill - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 127,113	$ 127,113	$ 127,113
Goodwill impairment	$ 0	$ 0	$ 0
Leverage ratio	70.00%	57.00%	60.00%
Market interest rates	3.90%	6.50%	7.10%
Shuttle Tanker Segment
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 127,100	$ 127,100	$ 127,100